Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 241	€ 292
Accrued expenses	210	134
At December 31	€ 451	€ 426	€ 388